Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	May 06, 2021	Apr. 01, 2021	Sep. 07, 2018	Dec. 31, 2020
Subsequent Event [Line Items]
Exercise price per share of warrants				$ 0.0001
Consideration transferred			$ 303,236	$ 303,236
Definitive Agreement to Acquire Second Spectrum Inc [Member]
Subsequent Event [Line Items]
Consideration transferred	$ 200,000
NFL Enterprises LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Class of warrant or right, number of securities called by warrants or rights		22,500,000
Exercise price per share of warrants		$ 0.01
Class of warrant or right, term period		6 years
Class of warrant or right, date from which warrants or rights exercisable		Apr. 01, 2021